CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Net income	[1]	¥ 410,080	¥ 227,336
Other comprehensive income (loss), net of tax		142,550	(56,583)
Total comprehensive income		552,630	170,753
Less: Total comprehensive income attributable to noncontrolling interests		93,413	14,023
Total comprehensive income attributable to MHFG shareholders		¥ 459,217	¥ 156,730

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax”.